Assets and Disposal Groups Held for Sale - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sales of shares in associates	¥ 880	¥ 57,691	¥ 0
Revenue	4,505,720	4,581,551	4,263,762
Other	6,318	13,262	11,404
Proceeds from sales of business, net of cash and cash equivalents divested	33,325	20,556	19,959
Gain on divestment of business and subsidiaries (Note 18)	18,265	6,081	7,243
Impairment of assets held for sale (Note 18)	¥ 1,363	6,812	¥ 1,685
Non-current assets held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss recognised in profit or loss		18,885
Proceeds from sales of shares in associates		56,525
Dividends received from associates, classified as investing activities		50,806
Revenue		1,727
Other		¥ 3,823